Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01
Amount Registered | shares	15,378,194
Proposed Maximum Offering Price per Unit	1.015
Maximum Aggregate Offering Price	$ 15,608,866.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,155.58
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices for a share of AMC Entertainment Holdings, Inc.'s (the "Company") Class A common stock, par value $0.01 per share, on March 20, 2026, as reported on the New York Stock Exchange. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Company initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-293291), filed with the Securities and Exchange Commission (the "SEC") on February 9, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated March 23, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.